Line of Credit (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Principal Balance	$ 99,688	$ 121,049
Lower Foods Two [Member]
Principal Balance	$ 350,000
Interest Rate	6.00%
Loan Origination	Apr. 21, 2016
Maturity Date	Apr. 21, 2017
Bank of Utah [Member]
Principal Balance	$ 900,000
Interest Rate	6.25%
Loan Origination	Jun. 25, 2008
Maturity Date	Jul. 01, 2018
Line of Credit [Member]
Principal Balance	$ 149,532
Interest Rate	3.50%
Loan Origination	Aug. 01, 2014
Maturity Date	Aug. 01, 2021
Line of Credit Monthly Payment	$ 1,780
Mark Bergson One [Member]
Principal Balance	$ 25,000
Interest Rate	25.00%
Loan Origination	May 12, 2016
Maturity Date	May 26, 2016